Fair Value (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating lease obligations	$ 691,509
Finance lease obligations	2,964,027
Fair Value Level 2
Cash and cash equivalents	0	$ 0
Debt securities AFS	133,193,000	132,942,000
Restricted equity securities	2,933,000	2,629,000
Commercial & industrial	0	0
Purchased	0	0
Commercial real estate	0	0
Municipal	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr lien	0	0
Consumer	0	0
MSRs (1)	1,025,000	1,165,000
Accrued interest receivable	4,608,000	4,472,000
Other deposits	1,039,494,000	986,544,000
Brokered deposits	31,229,000	13,899,000
Short-term advances		41,505,000
Long-term advances	36,030,000	31,104,000
Repurchase agreements	41,498,000	48,944,000
Operating lease obligations	692,000	371,000
Finance lease obligations	2,964,000	3,198,000
Subordinated debentures	12,766,000	12,750,000
Accrued interest payable	485,000	2,409,000
Fair Value Level 1
Cash and cash equivalents	128,062,000	110,940,000
Debt securities AFS	11,336,000	26,755,000
Restricted equity securities	0	0
Commercial & industrial	0	0
Purchased	0	0
Commercial real estate	0	0
Municipal	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr lien	0	0
Consumer	0	0
MSRs (1)	0	0
Accrued interest receivable	0	0
Other deposits	0	0
Brokered deposits	0	0
Short-term advances		0
Long-term advances	0	0
Repurchase agreements	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Fair Value Level 3
Cash and cash equivalents	0	0
Debt securities AFS	0	0
Restricted equity securities	0	0
Commercial & industrial	105,985,000	120,746,000
Purchased	9,857,000	7,488,000
Commercial real estate	482,275,000	442,059,000
Municipal	61,007,000	64,702,000
Residential real estate - 1st lien	224,115,000	202,531,000
Residential real estate - Jr lien	45,530,000	34,923,000
Consumer	3,068,000	3,055,000
MSRs (1)	0	0
Accrued interest receivable	0	0
Other deposits	0	0
Brokered deposits	0	0
Short-term advances		0
Long-term advances	0	0
Repurchase agreements	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Carrying Amount
Cash and cash equivalents	128,062,000	110,940,000
Debt securities AFS	144,529,000	159,697,000
Restricted equity securities	2,933,000	2,629,000
Commercial & industrial	106,831,000	123,320,000
Purchased	9,980,000	7,787,000
Commercial real estate	493,328,000	465,643,000
Municipal	61,923,000	66,919,000
Residential real estate - 1st lien	234,378,000	216,683,000
Residential real estate - Jr lien	45,871,000	35,400,000
Consumer	3,034,000	3,027,000
MSRs (1)	627,000	704,000
Accrued interest receivable	4,608,000	4,472,000
Other deposits	1,040,158,000	987,832,000
Brokered deposits	30,510,000	13,813,000
Short-term advances		41,500,000
Long-term advances	35,975,000	31,100,000
Repurchase agreements	41,498,000	48,944,000
Operating lease obligations	692,000	371,000
Finance lease obligations	2,964,000	3,198,000
Subordinated debentures	12,887,000	12,887,000
Accrued interest payable	485,000	2,409,000
Fair Value
Cash and cash equivalents	128,062,000	110,940,000
Debt securities AFS	144,529,000	159,697,000
Restricted equity securities	2,933,000	2,629,000
Commercial & industrial	105,985,000	120,746,000
Purchased	9,857,000	7,488,000
Commercial real estate	482,275,000	442,059,000
Municipal	61,007,000	64,702,000
Residential real estate - 1st lien	224,115,000	202,531,000
Residential real estate - Jr lien	45,530,000	34,923,000
Consumer	3,068,000	3,055,000
MSRs (1)	1,025,000	1,165,000
Accrued interest receivable	4,608,000	4,472,000
Other deposits	1,039,494,000	986,544,000
Brokered deposits	31,229,000	13,899,000
Short-term advances		41,505,000
Long-term advances	36,030,000	31,104,000
Repurchase agreements	41,498,000	48,944,000
Operating lease obligations	692,000	371,000
Finance lease obligations	2,964,000	3,198,000
Subordinated debentures	12,766,000	12,750,000
Accrued interest payable	$ 485,000	$ 2,409,000